BUSINESS ACQUISITIONS AND GOODWILL	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about business combination [abstract]
BUSINESS ACQUISITIONS AND GOODWILL
BUSINESS ACQUISITIONS AND GOODWILL
Investment in Capstone and Airtrax Acquisition
On June 23, 2017, the Company, under a Share Subscription and Shareholder Agreement, purchased 3,250,000 or 99.7% of the issued and outstanding shares of Capstone. The principal purpose of the investment in Capstone is to further extend the Company’s woven products business through a global supply of woven products. The Company invested $5.1 million in cash, funded primarily from the 2014 Revolving Credit Facility. There were customary representations, warranties and covenants, and indemnification provisions as part of the Capstone investment. As of December 31, 2018 and 2017, there were no outstanding obligations or indemnifications.
The balance sheet of Capstone subsequent to the investment was as follows:

June 23, 2017
$
Current assets
Cash	5,066
Other assets	578
5,644
Current liabilities
Accounts payable and accrued liabilities	20
Borrowings, current	559
579
5,065

June 23, 2017
$
Consideration paid for investment	5,050
Plus: remaining non-controlling interest	15
Fair value of net assets	5,065

On July 19, 2017, the non-controlling shareholders of Capstone acquired 99,000 additional shares of Capstone for a purchase price of approximately $0.2 million. On August 8, 2017, the Company acquired 3,250,000 additional shares of Capstone for a purchase price of approximately $5.1 million. As of December 31, 2017, the Company and the non-controlling shareholders held 98.4% and 1.6% of the issued and outstanding shares of Capstone, respectively. As a result of the share-purchase activity, the Company recorded a $0.2 million increase to equity attributable to non-controlling interest in the consolidated changes in equity for the twelve months ended December 31, 2017.
The advisory fees and other costs associated with establishing the newly-formed enterprise were $0.5 million and are included in the Company’s consolidated earnings in SG&A for the year ended December 31, 2017.
On May 11, 2018, Capstone acquired substantially all of the assets and assumed certain liabilities of Airtrax Polymers Private Limited (d/b/a Airtrax) ("Airtrax Acquisition"). Airtrax manufactures and sells woven products that are used in various applications, including in the building and construction industry. As part of the agreement, the minority shareholders of Capstone contributed in kind certain assets and liabilities valued at $13.4 million that were formerly attributed to Airtrax’s woven product manufacturing operations in exchange for newly-issued shares of Capstone. As a result of the minority shareholders' in-kind contribution made to Capstone and the Company's initial consideration value paid to the minority shareholders through the issuance of Capstone shares, the Company recorded a $10.9 million increase to equity attributable to non-controlling interest as well as a temporary $2.5 million credit to deficit in the consolidated changes in equity for the twelve months ended December 31, 2018.
On August 10, 2018, the Company acquired additional existing and newly-issued shares of Capstone in exchange for $3.6 million in cash as part of the same overall transaction, thus increasing its equity investment in Capstone by the same amount. As a result, the Company recorded a $2.5 million debit to deficit and a $0.1 million decrease to equity attributable to non-controlling interest in the consolidated changes in equity for the twelve months ended December 31, 2018 to reflect the Company's increased equity position in Capstone and the minority shareholders' decreased equity position in Capstone once the shares were issued and sold. The remaining $1.0 million paid for the additional shares was recorded as cash on the balance sheet of Capstone.
As of December 31, 2018, the Company held a 55% controlling ownership stake in Capstone while the minority shareholders held a 45% non-controlling interest in Capstone.
The Airtrax Acquisition is being accounted for using the acquisition method of accounting. The acquisition is expected to further enhance and extend the Company’s product offering and provide a globally competitive position in woven products. The Airtrax purchase agreement contains customary indemnification provisions. As of December 31, 2018, there were no outstanding obligations or indemnifications.
The fair values of net identifiable assets acquired at the date of acquisition were as follows:

May 11, 2018
$
Current assets
Trade receivables (1)	1,296
Inventories	1,565
Parts and supplies	54
Other current assets	477
Property, plant and equipment	6,454
Intangible assets	1,223
11,069
Current liabilities
Accounts payable and accrued liabilities	763
Borrowings, current	728
Borrowings, non-current	346
Pension, post-retirement and other long-term employee benefits	8
Deferred tax liabilities	1,866
3,711
Fair value of net identifiable assets acquired	7,358

(1)	The gross contractual amounts receivable were $1.3 million. As of December 31, 2018, the Company has collected substantially all of the outstanding trade receivables.
Resulting goodwill at the date of acquisition was calculated as follows:

May 11, 2018
$
Fair value of increase to non-controlling interest	11,102
Effect of change in IPG's ownership interest in Capstone	2,299
Less: fair value of net identifiable assets acquired	7,358
Goodwill	6,043

Goodwill recognized is primarily related to growth expectations, expected future profitability, and expected cost synergies. The Company does not expect any of the goodwill to be deductible for income tax purposes.
The Airtrax Acquisition’s impact on the Company’s consolidated earnings, including the impact of purchase accounting, was as follows:

May 11 through December 31, 2018
$
Revenue	4,708
Net earnings	99

Had the Airtrax Acquisition been effective as of January 1, 2018, the impact on the Company’s consolidated earnings would have been as follows:

Twelve Months Ended December 31, 2018
$
Revenue	9,555
Net earnings (1)	497

(1)
Adjustments to arrive at net earnings include (i) the alignment of accounting policies to IFRS, (ii) the removal of acquisition costs incurred by Airtrax, (iii) the amortization of recorded intangible assets and other purchase accounting adjustments and (iv) the effect of income tax expense using the effective tax rate of the acquisition post-closing.

The Company's acquisition-related costs of less than $0.1 million are excluded from the consideration transferred and are included in the Company’s consolidated earnings primarily in SG&A for the year ended December 31, 2018.
Polyair Acquisition
On August 3, 2018, the Company acquired 100% of the outstanding equity value in Polyair Inter Pack Inc. (“Polyair”) for total net cash consideration of $145.0 million ("Polyair Acquisition"). Polyair, formerly a private company, is in the protective packaging business with seven manufacturing facilities and a distribution center in North America. Polyair's primary products consist of bubble cushioning, foam, mailers and air pillow systems. The Polyair purchase agreement contains customary indemnification provisions. As of December 31, 2018, the Company has recorded a $3.2 million liability that is payable to the former shareholders of Polyair under the share purchase agreement, primarily relating to estimated state and federal income tax benefits due to the Company's payment of certain deal-related costs on behalf of Polyair through the transaction proceeds ($1.6 million in short-term obligations is included in accounts payable and accrued liabilities and $1.6 million in long-term obligations in other liabilities). As of December 31, 2018, there were no other outstanding obligations or indemnifications relating to this acquisition.
The Polyair Acquisition is being accounted for using the acquisition method of accounting. The acquisition is expected to further strengthen the Company's product bundle and bring immediate and additional scale of protective packaging solutions.
The net cash consideration paid on the closing date for the acquisition described above was as follows:

August 3, 2018
$
Consideration paid in cash	145,102
Less: cash balances acquired	140
144,962

The fair values of net identifiable assets acquired at the date of acquisition were as follows:

August 3, 2018
$
Current assets
Cash	140
Trade receivables (1)	10,462
Inventories	11,402
Other current assets	855
Property, plant and equipment	21,946
Intangible assets	77,600
Other assets	522
122,927
Current liabilities
Accounts payable and accrued liabilities	19,331
Provisions, current	30
Borrowings, current	46
Borrowings, non-current	154
Deferred tax liabilities	17,625
Provisions, non-current	1,544
Other liabilities	1,653
40,383
Fair value of net identifiable assets acquired	82,544

(1)	The gross contractual amounts receivable were $10.5 million. As of December 31, 2018, the Company has collected substantially all of the outstanding trade receivables.
Resulting goodwill at the date of acquisition was calculated as follows:

August 3, 2018
$
Cash consideration transferred	145,102
Plus: Remaining non-controlling interest (1)	421
Less: fair value of net identifiable assets acquired	82,544
Goodwill	62,979

(1)
As part of the acquisition of Polyair, the Company indirectly obtained a controlling 50.1% interest in Polyair subsidiary GPCP Inc., which is engaged in selling anti-corrosive plastic and paper packaging film under the trade name VCI 2000. The subsidiary is incorporated in the US and is 49.9% owned by a non-controlling entity located in Israel. The initial recorded value of the non-controlling interest is measured using the calculated proportionate share of the subsidiary's identifiable net assets.

Goodwill recognized is primarily related to growth expectations, expected future profitability, and expected cost synergies. The Company does not expect goodwill to be deductible for income tax purposes.
The Polyair Acquisition’s impact on the Company’s consolidated earnings, including the impact of purchase accounting, was as follows:

August 3 through December 31, 2018
$
Revenue	55,505
Net loss	(699)

Had the Polyair Acquisition been effective as of January 1, 2018, the impact on the Company’s consolidated earnings would have been as follows:

Twelve Months Ended December 31, 2018
$
Revenue	132,015
Net loss (1)	(5,035)

(1)
Adjustments to arrive at a net loss include (i) the alignment of accounting policies to IFRS, (ii) the removal of acquisition costs incurred by Polyair, (iii) the amortization of recorded intangible assets and other purchase accounting adjustments and (iv) the effect of income tax expense using the effective tax rate of the acquisition post-closing.

The Company's acquisition-related costs of $1.4 million are excluded from the consideration transferred and are included in the Company’s consolidated earnings primarily in SG&A for the year ended December 31, 2018.
Maiweave Acquisition
On December 17, 2018, the Company acquired substantially all of the operating assets of Maiweave LLC (“Maiweave”) for total cash consideration of $20.8 million ("Maiweave Acquisition"). Maiweave, formerly a private company, is based in Springfield, Ohio and an integrated US manufacturer of engineered coated polyolefin fabrics. Its products are used in applications such as grain and salt pile covers, pit and pond liners, shelter fabrics, outdoor media, and lumber mill packaging. The former owners of Maiweave have in escrow $3.1 million as of December 31, 2018, related to customary representations, warranties and covenants in the Maiweave purchase agreement. The Maiweave purchase agreement also contains customary indemnification provisions. As of December 31, 2018, there were no outstanding obligations or indemnifications relating to this acquisition.
The Maiweave Acquisition is being accounted for using the acquisition method of accounting. The acquisition is expected to further strengthen the Company's woven product bundle and provides additional scale to support demand.
The net cash consideration paid on the closing date for the acquisition described above was as follows:

December 17, 2018
$
Consideration paid in cash	20,802
Less: cash balances acquired	1
20,801

The fair values of net identifiable assets acquired at the date of acquisition were as follows:

December 17, 2018
$
Current assets
Cash	1
Trade receivables (1)	3,210
Inventories	5,977
Property, plant and equipment	9,982
Intangible assets	4,050
23,220
Current liabilities
Accounts payable and accrued liabilities	2,482
Provisions, current	50
2,532
Fair value of net identifiable assets acquired	20,688

(1)
The gross contractual amounts receivable were $3.3 million. As of December 31, 2018, the Company has collected approximately $0.9 million of the outstanding trade receivables and expects to collect substantially all of the remaining uncollected amounts.

Resulting goodwill at the date of acquisition was calculated as follows:

December 17, 2018
$
Cash consideration transferred	20,802
Less: fair value of net identifiable assets acquired	20,688
Goodwill	114

Goodwill recognized is primarily related to growth expectations, expected future profitability, and expected cost synergies. The Company does not expect goodwill to be deductible for income tax purposes.
The Maiweave Acquisition had no impact on the Company’s consolidated earnings during the year ended December 31, 2018. Had the Maiweave Acquisition been effective as of January 1, 2018, the impact on the Company’s consolidated earnings would have been as follows:

Twelve Months Ended December 31, 2018
$
Revenue	28,050
Net loss (1)	(1,173)

(1)
Adjustments to arrive at a net loss include (i) the alignment of accounting policies to IFRS, (ii) the removal of acquisition costs incurred by Maiweave, (iii) the amortization of recorded intangible assets and other purchase accounting adjustments and (iv) the effect of income tax expense using the effective tax rate of the acquisition post-closing.

The Company's acquisition-related costs of $0.5 million are excluded from the consideration transferred and are included in the Company’s consolidated earnings primarily in SG&A for the year ended December 31, 2018.
Cantech Acquisition
On July 1, 2017, the Company acquired substantially all of the assets of Canadian Technical Tape Ltd. ("Cantech"), a privately-owned North American supplier of industrial and specialty tapes based in Montreal, Quebec. The assets included the shares of Cantech Industries Inc., Cantech’s US subsidiary (collectively, the “Cantech Acquisition”). The purchase price was financed with funds available under the 2014 Revolving Credit Facility. The former shareholders of Cantech have in escrow $6.5 million as of December 31, 2018, related to customary representations, warranties and covenants in the Cantech purchase agreement. The Cantech purchase agreement also contains customary indemnification provisions. As of December 31, 2018, there were no outstanding obligations or indemnification claims made against the former shareholders or the escrow.
The net cash consideration paid on the closing date was as follows:

July 1, 2017
$
Consideration paid in cash	71,610
Less: cash balances acquired	4,567
67,043

The Cantech Acquisition was accounted for using the acquisition method of accounting. The Cantech Acquisition is expected to further enhance and extend the Company’s product offering and provide additional distribution channels for the Company’s products in Canada, the US and Europe.
The fair values of net identifiable assets acquired at the date of acquisition were as follows:

July 1, 2017
$
Current assets
Cash	4,567
Trade receivables (1)	8,899
Inventories	15,828
Other current assets	503
Property, plant and equipment	27,275
Intangible assets	11,700
68,772
Current liabilities
Accounts payable and accrued liabilities	3,573
Deferred tax liability	2,943
Provisions	192
6,708
Fair value of net identifiable assets acquired	62,064

(1)	The gross contractual amounts receivable were $9.1 million. As of December 31, 2017, the Company had collected substantially all of the outstanding trade receivables.
Goodwill recognized is primarily related to growth expectations, expected future profitability, and expected cost synergies. The Company expects a significant portion of the goodwill to be deductible for income tax purposes. Resulting goodwill at the date of acquisition was calculated as follows:

July 1, 2017
$
Cash consideration transferred	71,610
Less: fair value of net identifiable assets acquired	62,064
Goodwill	9,546

The Cantech Acquisition’s impact on the Company’s consolidated earnings, including the impact of purchase accounting, was as follows:

July 1, 2017 through December 31, 2017
$
Revenue	32,352
Net earnings	137

Had the Cantech Acquisition been effective as of January 1, 2017, the impact on the Company’s consolidated earnings would have been as follows:

Twelve Months Ended December 31, 2017
$
Revenue	64,575
Net earnings (1)	1,822

(1)
Adjustments to arrive at net earnings include (i) the alignment of accounting policies to IFRS, (ii) the removal of acquisition costs incurred by Cantech, (iii) the amortization of recorded intangibles and other purchase accounting adjustments and (iv) the effect of income tax expense using the effective tax rate of the acquisition post-closing.

Acquisition-related costs of $1.7 million are excluded from the consideration transferred and are included in the Company’s consolidated earnings in SG&A for the year ended December 31, 2017.
Goodwill
The following table outlines the changes in goodwill during the period:

Total
$
Balance as of December 31, 2016	30,841
Acquired through business combinations	9,546
Net foreign exchange differences	1,303
Balance as of December 31, 2017	41,690
Acquired through business combinations	69,136
Net foreign exchange differences	(3,112)
Balance as of December 31, 2018	107,714